SCHEDULE OF RESTATEMENT OF CONSOLIDATED STATEMENT OF CASHFLOWS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Finance and other costs	$ 920,008	$ (34,427)	$ (926)
Trade payables and accrued liabilities	(464,441)	1,661,697	(1,044,133)
Cash used in operating activities	(18,773,654)	(16,349,031)	(22,004,634)
Proceeds of issuance from common shares for financing	17,474,107		44,255,651
Share issue costs	(2,690,278)	(5,122)	(3,814,762)
Cash provided by financing activities	14,446,923	$ (48,098)	$ 46,267,059
Previously stated [member]
IfrsStatementLineItems [Line Items]
Finance and other costs	4,355,156
Trade payables and accrued liabilities	(170,782)
Cash used in operating activities	(15,044,847)
Proceeds of issuance from common shares for financing	13,125,176
Share issue costs	(2,070,154)
Cash provided by financing activities	10,718,116
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Finance and other costs	(3,435,148)
Trade payables and accrued liabilities	(293,659)
Cash used in operating activities	(3,728,807)
Proceeds of issuance from common shares for financing	4,348,931
Share issue costs	(620,124)
Cash provided by financing activities	$ 3,728,807